CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 6,173	$ 5,223
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	38,356,055	38,336,805
Ordinary shares, shares outstanding	34,730,185	35,274,577
Treasury shares, shares	3,625,870	3,062,228